EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Basic Earnings Per Share:
Net income	$ 4,557	$ 5,681	$ 18,567	$ 12,107
Weighted average common shares outstanding (in shares)	8,935,384	7,681,578	8,198,188	7,673,085
Basic earnings per share (in dollars per share)	$ 0.51	$ 0.74	$ 2.26	$ 1.58
Diluted Earnings Per Share:
Net income allocated to common shareholders	$ 4,549	$ 5,674	$ 18,538	$ 12,095
Weighted average common shares outstanding (in shares)	8,935,384	7,681,578	8,198,188	7,673,085
Net dilutive effect of:
Assumed exercises of stock options (in shares)	129,980	113,281	118,348	92,778
Average shares and dilutive potential common shares (in shares)	9,065,364	7,794,859	8,316,536	7,765,863
Dilutive earnings per share (in dollars per share)	$ 0.50	$ 0.73	$ 2.23	$ 1.56